SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 08, 2025	Sep. 12, 2025	Jul. 28, 2025	Jul. 01, 2025	Feb. 18, 2025	Jan. 02, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Oct. 10, 2025	Aug. 16, 2024
Subsequent Event [Line Items]
Issuance of shares				7,744,445	3,905,555	3,277,775
Shares issued for private placement							$ 415,000	$ 2,448,000	$ 904,000
Share price												$ 0.07
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares							4,088,888	30,543,876	9,302,214	7,744,445
Shares issued for private placement							$ 4,089	$ 30,544	$ 9,302
Common Stock [Member] | One Non U S Shareholder [Member]
Subsequent Event [Line Items]
Issuance of shares										4,444,445
Shares issued for private placement										$ 400,000
Share price										$ 0.09
Common Stock [Member] | One And Seven Non U S Shareholder [Member]
Subsequent Event [Line Items]
Issuance of shares										3,300,000
Shares issued for private placement										$ 264,000
Share price										$ 0.08
Subsequent Event [Member] | C-Twelve Agreement [Member]
Subsequent Event [Line Items]
Licensing fees description	(i) C-Twelve approved the Company’s entry into the License Agreement with Ergon, (ii) the exclusive territory granted to Verde under the Joint Development Agreement is expanded to comprise the United States of America (including all states, territories, and regions thereof), Canada and Mexico, (iii) the Company agreed to pay an additional $1 million in exclusive licensing fees for the expanded territories of Canada and Mexico, which shall be paid concurrently with the $2 million loan previously agreed upon under the Joint Development Agreement (the “C-Twelve Loan”) and (iv) the Company agreed to a potential conditional fee payment to C-Twelve in 2027 based on agreed to minimum amounts of liters of Verde 24 which the Company may purchase from C-Twelve. The Company is required to fund the C-Twelve Loan and the additional $1 million fee to C-Twelve (the proceeds of which are expected to be used by C-Twelve in part to enhance its Verde 24 manufacturing capability) within thirty (30) days of closing of a transaction in which our Common Stock becomes listed on a U.S. national exchange, provided that if such funding is not achieved by July 31, 2026, C-Twelve shall have the right, on ten (10) business days’ notice, to hold us in breach of the Joint Development Agreement.
Subsequent Event [Member] | Non Binding Term Sheet [Member]
Subsequent Event [Line Items]
Investment in equity financing											$ 2,000,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Issuance of common stock				1,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares				7,744,445
Subsequent Event [Member] | Common Stock [Member] | One Non U S Shareholder [Member]
Subsequent Event [Line Items]
Issuance of shares			187,500	4,444,445
Shares issued for private placement			$ 15,000	$ 400,000
Share price			$ 0.08	$ 0.09
Subsequent Event [Member] | Common Stock [Member] | One And Seven Non U S Shareholder [Member]
Subsequent Event [Line Items]
Issuance of shares				3,300,000
Shares issued for private placement				$ 264,000
Share price				$ 0.08
Subsequent Event [Member] | Common Stock [Member] | Three Non U S Shareholder [Member]
Subsequent Event [Line Items]
Issuance of shares		5,412,500
Shares issued for private placement		$ 433,000
Share price		$ 0.08